Assets and Liabilities Held for Sale (Details) - Disposal Group, Held-for-sale, Not Discontinued Operations - Innovations Group $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Accounts receivable, net	$ 78
Inventories	2,058
Prepaid expenses and other current assets	612
Property, plant and equipment, net	4,602
Operating lease right-of-use assets	1,298
Intangible assets, net	23,063
Goodwill	35,353
Less: Impairment	(1,791)
Total assets held for sale	65,273
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Accounts payable	1,104
Accrued expenses	1,544
Deferred revenue	242
Lease liabilities, current	429
Deferred tax liabilities	6,918
Lease liabilities, noncurrent	869
Total liabilities held for sale	$ 11,106